Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventory

As of June 30, 2026 and December 31, 2025, the details of inventories are as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Raw materials	-	118,400
Work-in-progress	-	128,182
Finished goods	-	5,417
Total	-	251,999